Leases (Details) - Schedule of carrying amounts of right-to-use assets - Office Lease [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of carrying amounts of right-to-use assets [Line Items]
Balance at beginning	$ 790	$ 206
Depreciation on right-to-use assets	(171)	(233)
Change during the year		817
Balance at ending	$ 619	$ 790